Fair Value Measurement (Details) - Schedule of Liabilities that are Measured at Level 3 in the Financial Statements - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value Measurement (Details) - Schedule of Liabilities that are Measured at Level 3 in the Financial Statements [Line Items]
Beginning balance	$ (574)	$ (522)
Change in fair value	(47)	31
Ending balance		$ (491)
SAFE [Member]
Fair Value Measurement (Details) - Schedule of Liabilities that are Measured at Level 3 in the Financial Statements [Line Items]
Exercised	456
Warrant [Member]
Fair Value Measurement (Details) - Schedule of Liabilities that are Measured at Level 3 in the Financial Statements [Line Items]
Exercised	$ 165